Net (Loss) Income Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss Per Share	Net (Loss) Income Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Net (loss) income attributable to the shareholders of Teekay Corporation - basic	(2,913)	(35,407)	25,194	(63,489)
Increase in net earnings for interest expense recognized during the period relating to Convertible Notes	—	—	—	—
Reduction in net earnings due to dilutive impact of stock- based awards in Teekay LNG and Teekay Tankers	—	—	—	—
Net (loss) income attributable to the shareholders of Teekay Corporation - diluted	(2,913)	(35,407)	25,194	(63,489)

Weighted average number of common shares (1)	102,307,273	101,107,371	102,090,921	101,034,362
Dilutive effect of Convertible Notes	—	—	—	—
Dilutive effect of stock-based awards	—	—	558,053	—
Common stock and common stock equivalents	102,307,273	101,107,371	102,648,974	101,034,362
Income (loss) per common share
- Basic	(0.03)	(0.35)	0.25	(0.63)
- Diluted	(0.03)	(0.35)	0.25	(0.63)

(i) Includes common stock related to non-forfeitable stock-based awards.

Prior to January 1, 2021, the Company used the treasury stock method to determine the dilutive impact of the Convertible Notes (see Note 9) when calculating diluted earnings per share. Upon adoption of ASU 2020-06 on January 1, 2021, the Company changed to the if-converted method to determine any potential dilutive impact of the Convertible Notes on diluted earnings per share (see Note 2). The dilutive impact of the conversion feature on the Convertible Notes is determined using an assumed conversion date equal to the beginning of the reporting period.

Stock-based awards and the conversion feature on the Convertible Notes that have an anti-dilutive effect on the calculation of diluted income (loss) per common share are excluded from this calculation. For both the three and nine months ended September 30, 2021, 15.4 million shares of Common Stock from stock-based awards and the conversion feature on the Convertible Notes (three and nine months ended September 30, 2020 - 6.0 million) were excluded from the computation of diluted earnings per common share for these periods, as including them would have had an anti-dilutive impact.